Cash equivalents and Marketable Securities - Schedule of Available-for-Sale Securities in an Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Cash equivalents
Less than 12 months, Fair Value	$ 130,353
Less than 12 months, Unrealized Losses	(111)
12 months or longer, Fair Value
12 months or longer, Unrealized Losses
Fair Value	130,353
Unrealized Losses	(111)
Commercial papers [Member]
Cash equivalents
Less than 12 months, Fair Value	18,199
Less than 12 months, Unrealized Losses	(3)
12 months or longer, Fair Value
12 months or longer, Unrealized Losses
Fair Value	18,199
Unrealized Losses	(3)
Marketable securities, current [Member] | U.S. treasury securities [Member]
Cash equivalents
Less than 12 months, Fair Value	49,904
Less than 12 months, Unrealized Losses	(11)
12 months or longer, Fair Value
12 months or longer, Unrealized Losses
Fair Value	49,904
Unrealized Losses	(11)
Marketable securities, current [Member] | U.S. government agency securities [Member]
Cash equivalents
Less than 12 months, Fair Value	4,713
Less than 12 months, Unrealized Losses	(2)
12 months or longer, Fair Value
12 months or longer, Unrealized Losses
Fair Value	4,713
Unrealized Losses	(2)
Marketable securities, current [Member] | Corporate debt securities [Member]
Cash equivalents
Less than 12 months, Fair Value	39,468
Less than 12 months, Unrealized Losses	(40)
12 months or longer, Fair Value
12 months or longer, Unrealized Losses
Fair Value	39,468
Unrealized Losses	(40)
Marketable securities, long-term [Member] | U.S. treasury securities [Member]
Cash equivalents
Less than 12 months, Fair Value	13,607
Less than 12 months, Unrealized Losses	(32)
12 months or longer, Fair Value
12 months or longer, Unrealized Losses
Fair Value	13,607
Unrealized Losses	(32)
Marketable securities, long-term [Member] | U.S. government agency securities [Member]
Cash equivalents
Less than 12 months, Fair Value	4,462
Less than 12 months, Unrealized Losses	(23)
12 months or longer, Fair Value
12 months or longer, Unrealized Losses
Fair Value	4,462
Unrealized Losses	$ (23)